Dividends on ordinary shares (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of dividends [text block] [Abstract]
Schedule of Dividends On Ordinary Shares	Dividends paid during the year were as follows:

	2025 £m	2024 £m	2023 £m
Interim dividends	2,390	3,990	4,700